Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 44	$ 45
Net interest cost	12	21
Administration fees	8	8
Plan amendments	(4)	(115)
Defined benefit plan (income) expense	60	(41)
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	42	44
Net interest cost	3	9
Administration fees	7	7
Plan amendments	(4)	(119)
Defined benefit plan (income) expense	48	(59)
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	8	9
Administration fees	1	1
Plan amendments		4
Defined benefit plan (income) expense	10	15
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1
Net interest cost	1	3
Defined benefit plan (income) expense	$ 2	$ 3